IMPAIRMENT (Tables)	12 Months Ended
Dec. 31, 2015
IMPAIRMENT
Schedule of impairment expense
($ thousands)	2015	2014	2013

Oil and natural gas properties:
Canada cost centre	$286,700	$–	$–
U.S. cost centre	1,065,728	–	–

Total impairment expense	$1,352,428	$–	$–

Schedule of 12-month average trailing benchmark prices and exchange rates used in the ceiling tests

The following table outlines the 12-month average trailing benchmark prices and exchange rates used in Enerplus' ceiling test as at December 31, 2015, 2014 and 2013:

Period	WTI Crude Oil US$/bbl	Exchange Rate US/CDN	Edm Light Crude CDN$/bbl	U.S. Henry Hub Gas US$/Mcf	AECO Natural Gas Spot CDN$/Mcf

2015	$50.28	1.27	$59.38	$2.58	$2.69
2014	94.99	1.09	94.84	4.30	4.60
2013	96.94	1.03	93.19	3.67	3.16